AST HIGH YIELD PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 97.4%
Bank Loans — 5.3%
Aerospace & Defense — 0.0%
Spirit AeroSystems, Inc.,
Term Loan
—%(p)	01/30/25^	153	$ 152,617
Auto Parts & Equipment — 0.0%
Adient US LLC,
Initial Term Loan, 1 - 3 Month LIBOR + 4.250%
4.444%(c)	05/06/24	262	259,205
American Axle & Manufacturing, Inc.,
Tranche B Term Loan, 3 Month LIBOR + 2.250%
3.000%(c)	04/06/24	12	11,014
			270,219
Biotechnology — 0.1%
Concordia International Corp. (Canada),
Term Loan, 1 Month LIBOR + 5.500%
6.500%(c)	09/06/24	455	438,734
Chemicals — 0.5%
Axalta Coating Systems US Holdings, Inc.,
Term B-3 Dollar Loan, 3 Month LIBOR + 1.750%
1.970%(c)	06/01/24	196	191,596
Nouryon USA LLC (Netherlands),
Initial Dollar Term Loan, 1 Month LIBOR + 3.000%
3.151%(c)	10/01/25	495	477,524
Solenis International LP,
First Lien Initial Dollar Term Loan, 3 Month LIBOR + 4.000%
4.256%(c)	06/26/25	694	676,326
Second Lien Initial Term Loan, 3 Month LIBOR + 8.500%
8.756%(c)	06/26/26	1,971	1,833,262
			3,178,708
Commercial Services — 0.1%
MPH Acquisition Holdings LLC,
Initial Term Loan, 3 Month LIBOR + 2.750%
3.750%(c)	06/07/23	354	347,679
Computers — 0.7%
Everi Payments, Inc.,
Term Loan, 1 Month LIBOR + 10.500%
11.500%(c)	05/09/24^	50	50,623
McAfee LLC,
Second Lien Initial Loan, 1 Month LIBOR + 8.500%
9.500%(c)	09/29/25	2,931	2,941,020
Term B USD Loan, 1 Month LIBOR + 3.750%
3.896%(c)	09/30/24	1,688	1,672,877
			4,664,520
Electric — 0.3%
Calpine Corp.,
Term Loan (05/15), 1 Month LIBOR + 2.250%
2.400%(c)	01/15/24	684	664,937
Heritage Power LLC,
Term Loan B, 3 Month LIBOR + 6.000%
7.000%(c)	07/30/26	1,580	1,502,975
			2,167,912
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (continued)
Engineering & Construction — 0.1%
Landry’s Finance Acquisition Co.,
2020 Initial Term Loan, 3 Month LIBOR + 12.000%
13.000%(c)	10/06/23^	416	$ 478,428
Term Loan
—%(p)	10/04/23^	34	39,072
			517,500
Entertainment — 0.7%
CCM Merger, Inc.,
Term Loan, 1 Month LIBOR + 2.250%
3.000%(c)	08/06/21	105	103,827
Playtika Holding Corp.,
Term B Loan, 3 Month LIBOR + 6.000%
7.000%(c)	12/10/24	1,636	1,636,863
Scientific Games International, Inc.,
Initial Term B-5 Loan, 1 - 3 Month LIBOR + 2.750%
3.254%(c)	08/14/24	2,439	2,295,927
Twin River Worldwide Holdings, Inc.,
Term B-1 Facility Loan, 3 Month LIBOR + 8.000%
9.000%(c)	05/11/26	300	318,375
UFC Holdings LLC,
Term B Loan, 3 Month LIBOR + 3.250%
4.250%(c)	04/29/26	312	307,350
			4,662,342
Foods — 0.2%
Moran Foods LLC,
Term Loan
—%(p)	10/01/24^	371	333,484
—%(p)	03/12/24	335	333,664
United Natural Foods, Inc.,
Initial Term Loan, 1 Month LIBOR + 4.250%
4.397%(c)	10/22/25	245	238,775
Viskase Cos., Inc.,
Initial Term Loan, 1 Month LIBOR + 3.250%
4.250%(c)	01/30/21	546	489,602
			1,395,525
Healthcare-Services — 0.1%
US Renal Care, Inc.,
First Lien Term Loan B, 1 Month LIBOR + 5.000%
5.147%(c)	06/26/26	442	429,233
Machinery-Construction & Mining — 0.0%
Vertiv Group Corp.,
Initial Term Loan, 1 Month LIBOR + 3.000%
3.157%(c)	03/02/27	139	136,549
Machinery-Diversified — 0.1%
Titan Acquisition Ltd. (Canada),
Initial Term Loan, 3 Month LIBOR + 3.000%
3.361%(c)	03/28/25	100	94,250
Verticcal US Newco, Inc.,
Facility B Loan, 6 Month LIBOR + 4.250%
4.567%(c)	07/30/27	281	278,689
			372,939
A1

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (continued)
Media — 0.1%
Banijay Group US Holding, Inc. (France),
Facility B Loan, 1 Month LIBOR + 3.750%
3.907%(c)	03/03/25^	40	$ 39,100
iHeartCommunications, Inc.,
New Term Loan, 1 Month LIBOR + 3.000%
3.147%(c)	05/01/26	437	413,555
Meredith Corp.,
Term B-2 Loan, 1 Month LIBOR + 2.500%
2.647%(c)	01/31/25	221	212,377
Tranche B-3 Term Loan, 3 Month LIBOR + 4.250%
5.250%(c)	01/31/25	274	271,226
			936,258
Miscellaneous Manufacturing — 0.0%
FGI Operating Co. LLC,
Term Loan
—%(p)	06/28/18^	26	13,154
Oil & Gas — 0.7%
California Resources Corp.,
Junior Secured Superpriority DIP Term Loan, 1 Month LIBOR + 9.000%
10.000%(c)	01/15/21	1,033	1,044,116
Term Loan, 1 Month LIBOR + 4.750%
5.750%(c)	12/31/22	1,102	396,648
Chesapeake Energy Corp.,
Class A Loan, 3 Month LIBOR + 8.000% (Cap N/A, Floor 1.000%)
9.000%(c)	06/24/24	2,875	2,012,500
Citgo Holding, Inc.,
Term Loan, 3 Month LIBOR + 7.000%
8.000%(c)	08/01/23^	248	231,992
Citgo Petroleum Corp.,
2019 Incremental Term B Loan, 3 Month LIBOR + 5.000%
6.000%(c)	03/27/24	561	531,048
			4,216,304
Packaging & Containers — 0.1%
Berry Global, Inc.,
Term W Loan, 1 Month LIBOR + 2.000%
2.156%(c)	10/01/22	150	148,750
Graham Packaging,
Initial Term Loan, 1 Month LIBOR + 3.750%
4.500%(c)	08/04/27	370	367,572
Reynolds Group Holdings, Inc.,
Incremental U.S. Term Loan, 1 Month LIBOR + 2.750%/PRIME + 1.750%
3.422%(c)	02/06/23	97	96,046
			612,368
Pharmaceuticals — 0.3%
Bausch Health Co., Inc.,
Initial Term Loan, 1 Month LIBOR + 3.000%
3.151%(c)	06/02/25	647	633,327
Mallinckrodt International Finance SA,
2017 Term B Loan, 3 Month LIBOR + 2.750%
3.500%(c)	09/24/24	455	380,373
2018 Incremental Term Loan, 3 - 6 Month LIBOR + 3.000%
3.750%(c)	02/24/25	139	116,839
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (continued)
Pharmaceuticals (cont’d.)
Milano Acquisition Corp.,
Term Loan
—%(p)	08/17/27	575	$ 567,813
			1,698,352
Retail — 0.3%
Claire’s Stores, Inc.,
Term Loan B, 1 Month LIBOR + 6.500%
6.647%(c)	12/18/26	634	484,949
EG America LLC (United Kingdom),
Second Lien Facility (USD), 3 Month LIBOR + 8.000%
9.000%(c)	04/20/26	532	513,515
PetSmart, Inc.,
Tranche B-2 Loan, 3 Month LIBOR + 4.000%
5.000%(c)	03/11/22	522	520,186
Staples, Inc.,
2019 Refinancing New Term B-1 Loans, 3 Month LIBOR + 5.000%
5.251%(c)	04/16/26	38	34,372
Steinway Musical Instruments, Inc.,
First Lien Term Loan B, 1 Month LIBOR + 3.750%
4.750%(c)	02/13/25	138	131,953
			1,684,975
Software — 0.5%
Boxer Parent Co., Inc.,
Initial Dollar Term Loan, 1 Month LIBOR + 4.250%
4.397%(c)	10/02/25	440	425,729
Championx Holding, Inc.,
Dollar Term Loan (Second Lien), 3 Month LIBOR + 7.250%
8.250%(c)	06/13/25	1,075	1,008,964
Greeneden US Holdings II LLC,
Tranche B-3 Dollar Term Loan, 1 Month LIBOR + 3.250%
3.397%(c)	12/01/23	211	209,146
Informatica LLC,
Dollar 2020 Term Loan, 1 Month LIBOR + 3.250%
3.397%(c)	02/25/27	91	89,175
Initial Loan (Second Lien)
7.125%	02/14/25	400	405,500
TIBCO Software, Inc.,
Second Lien Term Loan, 1 Month LIBOR + 7.250%
7.400%(c)	03/03/28	650	632,125
Term Loan B-3, 1 Month LIBOR + 3.750%
3.900%(c)	06/30/26	248	241,305
			3,011,944
Telecommunications — 0.4%
Avaya, Inc.,
Tranche B Term Loan, 3 Month LIBOR + 4.250%
4.401%(c)	12/15/24	222	219,989
CenturyLink, Inc.,
Term B Loan, 1 Month LIBOR + 2.250%
2.397%(c)	03/15/27	249	238,253
Cincinnati Bell, Inc.,
Tranche B Term Loan, 1 Month LIBOR + 3.250%
4.250%(c)	10/02/24	347	346,734

A2

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (continued)
Telecommunications (cont’d.)
Intelsat Jackson Holdings SA (Luxembourg),
SuperPriority Secured DIP Term Loan, 3 Month LIBOR + 5.500%
6.500%(c)	07/14/21	249	$ 252,429
West Corp.,
Initial Term B Loan, 1 Month LIBOR + 4.000%
5.000%(c)	10/10/24	199	180,040
Windstream Services LLC,
Term Loan
—%(p)	03/30/21	64	38,640
Xplornet Communications, Inc. (Canada),
Initial Term Loan, 1 Month LIBOR + 4.750%
4.897%(c)	06/10/27	923	903,465
Zayo Group Holdings, Inc.,
Initial Dollar Term Loan, 1 Month LIBOR + 3.000%
3.147%(c)	03/09/27	328	317,995
			2,497,545

Total Bank Loans (cost $35,189,118)			33,405,377
Convertible Bonds — 0.1%
Media — 0.1%
Liberty Interactive LLC,
Sr. Unsec’d. Notes
3.750%	02/15/30	368	271,810
4.000%	11/15/29	504	381,614
			653,424
Telecommunications — 0.0%
Digicel Group 0.5 Ltd. (Jamaica),
Sub. Notes, 144A, Cash coupon 7.000% or PIK N/A
7.000%	–(rr)	44	5,330

Total Convertible Bonds (cost $607,002)			658,754
Corporate Bonds — 88.4%
Advertising — 0.6%
Clear Channel International BV,
Sr. Sec’d. Notes, 144A
6.625%	08/01/25	200	204,837
Lamar Media Corp.,
Gtd. Notes, 144A
4.000%	02/15/30(a)	345	345,597
National CineMedia LLC,
Sr. Sec’d. Notes, 144A
5.875%	04/15/28	425	355,758
Sr. Unsec’d. Notes
5.750%	08/15/26	1,365	934,969
Outfront Media Capital LLC/Outfront Media Capital Corp.,
Gtd. Notes, 144A
5.000%	08/15/27	385	376,207
6.250%	06/15/25	300	308,992
Terrier Media Buyer, Inc.,
Gtd. Notes, 144A
8.875%	12/15/27	1,470	1,481,346
			4,007,706
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Aerospace & Defense — 1.2%
Boeing Co. (The),
Sr. Unsec’d. Notes
5.150%	05/01/30	1,225	$ 1,382,933
5.805%	05/01/50	1,575	1,899,824
Howmet Aerospace, Inc.,
Sr. Unsec’d. Notes
5.125%	10/01/24	525	554,191
6.750%	01/15/28	483	531,636
6.875%	05/01/25	250	276,215
Spirit AeroSystems, Inc.,
Sec’d. Notes, 144A
7.500%	04/15/25(a)	795	805,119
SSL Robotics LLC,
Sr. Sec’d. Notes, 144A
9.750%	12/31/23	775	855,908
TransDigm UK Holdings PLC,
Gtd. Notes
6.875%	05/15/26	75	75,373
TransDigm, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	03/15/26	1,157	1,208,386
			7,589,585
Agriculture — 0.3%
Vector Group Ltd.,
Gtd. Notes, 144A
10.500%	11/01/26	300	305,639
Sr. Sec’d. Notes, 144A
6.125%	02/01/25	1,575	1,575,672
			1,881,311
Airlines — 0.0%
United Airlines Holdings, Inc.,
Gtd. Notes
5.000%	02/01/24(a)	234	205,700
Apparel — 0.2%
William Carter Co. (The),
Gtd. Notes, 144A
5.500%	05/15/25(a)	400	420,949
5.625%	03/15/27	250	263,594
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
5.000%	09/01/26	300	300,688
6.375%	05/15/25	275	290,553
			1,275,784
Auto Manufacturers — 2.2%
Allison Transmission, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	10/01/24	385	388,609
5.875%	06/01/29(a)	775	837,971
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43(a)	2,100	1,902,142
5.291%	12/08/46	1,650	1,538,237
9.000%	04/22/25	1,630	1,867,463

A3

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
9.625%	04/22/30(a)	275	$ 355,217
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.370%	11/17/23(a)	910	895,991
4.125%	08/17/27	345	335,293
4.271%	01/09/27	490	480,229
4.542%	08/01/26(a)	1,625	1,618,262
5.125%	06/16/25	320	329,823
Sr. Unsec’d. Notes, GMTN
4.389%	01/08/26	910	900,900
JB Poindexter & Co., Inc.,
Sr. Unsec’d. Notes, 144A
7.125%	04/15/26	219	233,316
Navistar International Corp.,
Gtd. Notes, 144A
6.625%	11/01/25	1,700	1,744,391
Sr. Sec’d. Notes, 144A
9.500%	05/01/25(a)	375	421,231
PM General Purchaser LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/01/28	400	414,806
			14,263,881
Auto Parts & Equipment — 1.9%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
4.875%	08/15/26(a)	1,985	1,890,713
Adient US LLC,
Sr. Sec’d. Notes, 144A
7.000%	05/15/26	365	391,079
9.000%	04/15/25(a)	480	531,589
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.250%	04/01/25(a)	1,335	1,320,993
6.250%	03/15/26(a)	2,503	2,425,035
Clarios Global LP/Clarios US Finance Co.,
Sr. Sec’d. Notes, 144A
6.250%	05/15/26	675	707,768
Cooper-Standard Automotive, Inc.,
Gtd. Notes, 144A
5.625%	11/15/26	930	650,292
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
6.500%	06/01/26(a)	1,740	1,814,865
Dana, Inc.,
Sr. Unsec’d. Notes
5.375%	11/15/27(a)	520	533,293
5.500%	12/15/24	15	15,280
5.625%	06/15/28(a)	615	635,239
Delphi Technologies PLC,
Gtd. Notes, 144A
5.000%	10/01/25	375	429,655
Tenneco, Inc.,
Gtd. Notes
5.000%	07/15/26	60	44,040
5.375%	12/15/24(a)	255	195,322
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Parts & Equipment (cont’d.)
Titan International, Inc.,
Sr. Sec’d. Notes
6.500%	11/30/23	900	$ 675,805
			12,260,968
Banks — 0.3%
Bank of America Corp.,
Jr. Sub. Notes, Series AA
6.100%(ff)	–(rr)	308	332,716
Barclays PLC (United Kingdom),
Jr. Sub. Notes
7.750%(ff)	–(rr)	330	338,756
CIT Group, Inc.,
Sr. Unsec’d. Notes
4.750%	02/16/24	625	643,946
Citigroup, Inc.,
Jr. Sub. Notes, Series R
6.125%(ff)	–(rr)	370	366,103
Natwest Group PLC (United Kingdom),
Jr. Sub. Notes
8.625%(ff)	–(rr)	225	231,708
Sub. Notes
6.000%	12/19/23	250	280,594
			2,193,823
Building Materials — 1.8%
American Woodmark Corp.,
Gtd. Notes, 144A
4.875%	03/15/26	15	15,178
Builders FirstSource, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	06/01/27	175	187,451
Cornerstone Building Brands, Inc.,
Gtd. Notes, 144A
6.125%	01/15/29(a)	600	607,969
8.000%	04/15/26(a)	575	603,788
Forterra Finance LLC/FRTA Finance Corp.,
Sr. Sec’d. Notes, 144A
6.500%	07/15/25	50	52,825
Griffon Corp.,
Gtd. Notes
5.750%	03/01/28(a)	1,225	1,280,469
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.625%	12/15/25	250	251,554
4.875%	12/15/27	365	372,118
Sr. Sec’d. Notes, 144A
6.250%	05/15/25	125	133,251
Masonite International Corp.,
Gtd. Notes, 144A
5.375%	02/01/28	300	320,264
5.750%	09/15/26	50	52,042
Patrick Industries, Inc.,
Gtd. Notes, 144A
7.500%	10/15/27	400	434,960

A4

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Building Materials (cont’d.)
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
3.375%	01/15/31	425	$ 419,294
4.375%	07/15/30	1,000	1,025,659
4.750%	01/15/28	1,390	1,443,900
5.000%	02/15/27	540	561,936
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes, 144A
5.125%	06/01/25	112	113,653
5.250%	01/15/29(a)	455	473,556
6.500%	03/15/27	750	798,750
U.S. Concrete, Inc.,
Gtd. Notes
6.375%	06/01/24(a)	1,750	1,808,750
Gtd. Notes, 144A
5.125%	03/01/29	250	250,573
			11,207,940
Chemicals — 3.0%
Ashland LLC,
Gtd. Notes
6.875%	05/15/43	1,175	1,504,381
Atotech Alpha 2 BV (Germany),
Sr. Unsec’d. Notes, 144A, Cash coupon 8.750% or PIK 9.500%
8.750%	06/01/23(a)	1,000	1,006,896
Avient Corp.,
Sr. Unsec’d. Notes, 144A
5.750%	05/15/25	175	185,305
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV,
Gtd. Notes, 144A
4.750%	06/15/27	220	226,575
Chemours Co. (The),
Gtd. Notes
5.375%	05/15/27(a)	450	446,803
6.625%	05/15/23	195	197,547
7.000%	05/15/25(a)	2,511	2,552,587
Cornerstone Chemical Co.,
Sr. Sec’d. Notes, 144A
6.750%	08/15/24	1,005	942,920
CVR Partners LP/CVR Nitrogen Finance Corp.,
Sec’d. Notes, 144A
9.250%	06/15/23	897	829,822
Hexion, Inc.,
Gtd. Notes, 144A
7.875%	07/15/27(a)	1,410	1,419,888
Minerals Technologies, Inc.,
Gtd. Notes, 144A
5.000%	07/01/28	250	257,071
Nouryon Holding BV (Netherlands),
Sr. Unsec’d. Notes, 144A
8.000%	10/01/26	975	1,034,983
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.875%	06/01/24	275	273,400
5.000%	05/01/25	393	385,505
5.250%	06/01/27(a)	1,153	1,083,900
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Chemicals (cont’d.)
OCI NV (Netherlands),
Sr. Sec’d. Notes, 144A
5.250%	11/01/24	250	$ 257,690
Olin Corp.,
Sr. Unsec’d. Notes
5.125%	09/15/27	255	252,513
Sr. Unsec’d. Notes, 144A
9.500%	06/01/25	350	407,667
Rain CII Carbon LLC/CII Carbon Corp.,
Sec’d. Notes, 144A
7.250%	04/01/25	893	857,853
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A
10.500%	08/01/24	1,410	1,183,468
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.,
Gtd. Notes, 144A
5.375%	09/01/25(a)	303	301,870
Tronox Finance PLC,
Gtd. Notes, 144A
5.750%	10/01/25(a)	680	670,732
Tronox, Inc.,
Sr. Sec’d. Notes, 144A
6.500%	05/01/25	1,280	1,334,460
Venator Finance Sarl/Venator Materials LLC,
Gtd. Notes, 144A
5.750%	07/15/25(a)	1,068	923,194
Sr. Sec’d. Notes, 144A
9.500%	07/01/25	325	344,425
W.R. Grace & Co.-Conn.,
Gtd. Notes, 144A
4.875%	06/15/27	225	232,040
			19,113,495
Coal — 0.0%
Peabody Energy Corp.,
Sr. Sec’d. Notes, 144A
6.000%	03/31/22	134	87,163
Commercial Services — 4.0%
ADT Security Corp. (The),
Sr. Sec’d. Notes, 144A
4.875%	07/15/32(a)	370	377,939
Ahern Rentals, Inc.,
Sec’d. Notes, 144A
7.375%	05/15/23	642	338,165
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	07/15/26	846	899,461
Sr. Unsec’d. Notes, 144A
9.750%	07/15/27	1,352	1,470,365
AMN Healthcare, Inc.,
Gtd. Notes, 144A
4.625%	10/01/27	175	179,381
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A
5.250%	03/15/25	608	552,875
5.750%	07/15/27(a)	227	204,407

A5

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
6.375%	04/01/24	110	$ 104,566
Brink’s Co. (The),
Gtd. Notes, 144A
4.625%	10/15/27(a)	1,192	1,190,333
Gartner, Inc.,
Gtd. Notes, 144A
3.750%	10/01/30	200	202,552
4.500%	07/01/28(a)	490	512,863
Herc Holdings, Inc.,
Gtd. Notes, 144A
5.500%	07/15/27(a)	664	686,145
Hertz Corp. (The),
Gtd. Notes, 144A
5.500%	10/15/24(d)	484	222,503
6.000%	01/15/28(d)	379	171,893
7.125%	08/01/26(d)	255	116,038
Sec’d. Notes, 144A
7.625%	06/01/22(d)	69	63,362
Laureate Education, Inc.,
Gtd. Notes, 144A
8.250%	05/01/25(a)	2,175	2,311,432
MPH Acquisition Holdings LLC,
Gtd. Notes, 144A
7.125%	06/01/24(a)	393	403,723
Nielsen Co. Luxembourg SARL (The),
Gtd. Notes, 144A
5.000%	02/01/25(a)	126	128,028
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes, 144A
5.000%	04/15/22	1,950	1,952,428
5.625%	10/01/28	425	437,519
5.875%	10/01/30	125	129,942
Refinitiv US Holdings, Inc.,
Gtd. Notes, 144A
8.250%	11/15/26(a)	1,016	1,113,568
Sr. Sec’d. Notes, 144A
6.250%	05/15/26	890	952,821
Sabre GLBL, Inc.,
Sr. Sec’d. Notes, 144A
7.375%	09/01/25	300	302,641
Service Corp. International,
Sr. Unsec’d. Notes
3.375%	08/15/30	180	180,239
4.625%	12/15/27	380	403,644
Team Health Holdings, Inc.,
Gtd. Notes, 144A
6.375%	02/01/25	806	552,190
United Rentals North America, Inc.,
Gtd. Notes
3.875%	02/15/31	600	608,785
4.625%	10/15/25	340	347,629
4.875%	01/15/28	2,795	2,937,204
5.250%	01/15/30	2,905	3,172,477
5.875%	09/15/26(a)	586	617,500
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
Verscend Escrow Corp.,
Sr. Unsec’d. Notes, 144A
9.750%	08/15/26	1,720	$ 1,870,528
			25,715,146
Computers — 1.5%
Banff Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
9.750%	09/01/26	2,455	2,593,857
Dell International LLC/EMC Corp.,
Gtd. Notes, 144A
5.875%	06/15/21	142	142,239
Sr. Sec’d. Notes, 144A
6.020%	06/15/26	675	793,864
6.100%	07/15/27	125	147,717
Everi Payments, Inc.,
Gtd. Notes, 144A
7.500%	12/15/25	886	867,691
Exela Intermediate LLC/Exela Finance, Inc.,
Sr. Sec’d. Notes, 144A
10.000%	07/15/23	935	285,191
MTS Systems Corp.,
Gtd. Notes, 144A
5.750%	08/15/27	205	201,864
NCR Corp.,
Gtd. Notes, 144A
5.000%	10/01/28	560	560,144
5.250%	10/01/30	200	199,938
5.750%	09/01/27	1,375	1,436,714
6.125%	09/01/29	215	227,335
8.125%	04/15/25	175	193,481
Presidio Holdings, Inc.,
Sr. Sec’d. Notes, 144A
4.875%	02/01/27	150	151,839
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.,
Sr. Sec’d. Notes, 144A
5.750%	06/01/25	175	183,115
Sr. Unsec’d. Notes, 144A
6.750%	06/01/25(a)	1,200	1,224,276
Western Digital Corp.,
Gtd. Notes
4.750%	02/15/26(a)	300	323,949
			9,533,214
Cosmetics/Personal Care — 0.0%
Revlon Consumer Products Corp.,
Gtd. Notes
6.250%	08/01/24	153	22,213
Distribution/Wholesale — 0.5%
Core & Main Holdings LP,
Sr. Unsec’d. Notes, 144A, Cash coupon 8.625% or PIK 9.375%
8.625%	09/15/24	875	880,075
H&E Equipment Services, Inc.,
Gtd. Notes
5.625%	09/01/25(a)	950	990,070

A6

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Distribution/Wholesale (cont’d.)
Performance Food Group, Inc.,
Gtd. Notes, 144A
5.500%	06/01/24	118	$ 118,543
5.500%	10/15/27(a)	561	577,574
Wolverine Escrow LLC,
Sr. Sec’d. Notes, 144A
9.000%	11/15/26	465	383,573
Sr. Unsec’d. Notes, 144A
13.125%	11/15/27	215	151,652
			3,101,487
Diversified Financial Services — 2.8%
Alliance Data Systems Corp.,
Gtd. Notes, 144A
4.750%	12/15/24(a)	650	608,766
Ally Financial, Inc.,
Gtd. Notes
8.000%	11/01/31(a)	320	437,776
Sub. Notes
5.750%	11/20/25(a)	1,165	1,308,678
Fairstone Financial, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.875%	07/15/24	590	610,245
Global Aircraft Leasing Co. Ltd. (Cayman Islands),
Sr. Unsec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%
6.500%	09/15/24	311	175,950
ILFC E-Capital Trust II,
Ltd. Gtd. Notes, 144A
3.230%(cc)	12/21/65	1,206	636,713
LPL Holdings, Inc.,
Gtd. Notes, 144A
5.750%	09/15/25	805	832,064
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
5.500%	08/15/28	20	19,957
6.000%	01/15/27	550	561,072
9.125%	07/15/26	3,542	3,805,212
Navient Corp.,
Sr. Unsec’d. Notes
6.500%	06/15/22	450	459,149
Sr. Unsec’d. Notes, MTN
6.125%	03/25/24	615	619,735
OneMain Finance Corp.,
Gtd. Notes
6.625%	01/15/28	1,020	1,131,160
6.875%	03/15/25	450	499,680
7.125%	03/15/26	3,828	4,274,559
PennyMac Financial Services, Inc.,
Sr. Unsec’d. Notes, 144A
5.375%	10/15/25	525	531,333
Quicken Loans LLC,
Gtd. Notes, 144A
5.750%	05/01/25	680	699,999
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc.,
Gtd. Notes, 144A
3.875%	03/01/31(a)	425	$ 421,298
			17,633,346
Electric — 2.6%
AES Corp. (The),
Sr. Unsec’d. Notes
6.000%	05/15/26	310	325,708
Calpine Corp.,
Sr. Sec’d. Notes, 144A
5.250%	06/01/26	670	696,511
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29	400	400,209
5.000%	02/01/31	600	611,426
5.125%	03/15/28	4,676	4,837,327
Keystone Power Pass-Through Holders LLC/Conemaugh Power Pass-Through Holders,
Gtd. Notes, 144A
9.000%	12/01/23	214	203,572
Sub. Notes, 144A, Cash coupon 13.000% or PIK N/A
13.000%	06/01/24	718	642,841
NextEra Energy Operating Partners LP,
Gtd. Notes, 144A
4.250%	07/15/24	143	149,007
4.500%	09/15/27(a)	275	295,957
NRG Energy, Inc.,
Gtd. Notes
6.625%	01/15/27	763	807,010
Gtd. Notes, 144A
5.250%	06/15/29(a)	1,127	1,229,962
PG&E Corp.,
Sr. Sec’d. Notes
5.000%	07/01/28(a)	1,350	1,308,572
5.250%	07/01/30(a)	1,660	1,605,380
Texas Competitive Electric Holdings Co. LLC, Escrow Shares,
Sr. Sec’d. Notes
5.000%	12/30/20^	3,975	40
Sr. Sec’d. Notes, 144A
5.000%	10/10/99^	6,875	3,437
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27	374	392,856
5.500%	09/01/26	1,795	1,875,678
5.625%	02/15/27	1,004	1,059,560
			16,445,053
Electrical Components & Equipment — 0.5%
Energizer Holdings, Inc.,
Gtd. Notes, 144A
6.375%	07/15/26	130	139,715
7.750%	01/15/27	1,185	1,294,530
WESCO Distribution, Inc.,
Gtd. Notes
5.375%	06/15/24	205	210,032

A7

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electrical Components & Equipment (cont’d.)
Gtd. Notes, 144A
7.125%	06/15/25	1,020	$ 1,110,396
7.250%	06/15/28	420	460,017
			3,214,690
Electronics — 0.1%
Sensata Technologies BV,
Gtd. Notes, 144A
5.000%	10/01/25	512	550,091
Sensata Technologies, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31	175	174,079
			724,170
Energy-Alternate Sources — 0.2%
Enviva Partners LP/Enviva Partners Finance Corp.,
Gtd. Notes, 144A
6.500%	01/15/26	775	815,881
TerraForm Power Operating LLC,
Gtd. Notes, 144A
5.000%	01/31/28	205	224,550
			1,040,431
Engineering & Construction — 0.4%
AECOM,
Gtd. Notes
5.125%	03/15/27(a)	100	107,930
5.875%	10/15/24(a)	975	1,058,789
PowerTeam Services LLC,
Sr. Sec’d. Notes, 144A
9.033%	12/04/25	350	369,728
TopBuild Corp.,
Gtd. Notes, 144A
5.625%	05/01/26	850	881,065
			2,417,512
Entertainment — 3.7%
AMC Entertainment Holdings, Inc.,
Sec’d. Notes, 144A, Cash coupon 10.000% / PIK 12.000% or Cash coupon 5.000% and PIK 6.000%
12.000%	06/15/26	3,192	861,239
Sr. Sec’d. Notes, 144A
10.500%	04/24/26	464	334,080
Boyne USA, Inc.,
Sec’d. Notes, 144A
7.250%	05/01/25	143	150,126
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A
6.250%	07/01/25	380	396,302
Sr. Unsec’d. Notes, 144A
8.125%	07/01/27	600	635,662
Caesars Resort Collection LLC/CRC Finco, Inc.,
Gtd. Notes, 144A
5.250%	10/15/25(a)	2,400	2,319,154
Sr. Sec’d. Notes, 144A
5.750%	07/01/25	308	317,336
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Entertainment (cont’d.)
CCM Merger, Inc.,
Sr. Unsec’d. Notes, 144A
6.000%	03/15/22	294	$ 289,699
Cedar Fair LP,
Gtd. Notes
5.250%	07/15/29(a)	400	379,604
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op,
Gtd. Notes
5.375%	04/15/27	18	17,875
Chukchansi Economic Development Authority,
Sec’d. Notes, 144A
9.750%	05/30/20(d)	635	254,079
Cinemark USA, Inc.,
Gtd. Notes
4.875%	06/01/23	244	208,605
Sr. Sec’d. Notes, 144A
8.750%	05/01/25	465	491,777
Downstream Development Authority of the Quapaw Tribe of Oklahoma,
Sr. Sec’d. Notes, 144A
10.500%	02/15/23	554	510,929
Enterprise Development Authority (The),
Sr. Sec’d. Notes, 144A
12.000%	07/15/24	273	304,147
Gateway Casinos & Entertainment Ltd. (Canada),
Sec’d. Notes, 144A
8.250%	03/01/24	340	287,301
Golden Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
7.625%	04/15/26	1,650	1,628,546
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
5.250%	01/15/29	200	202,581
6.250%	01/15/27(a)	1,125	1,205,910
6.500%	02/15/25(a)	1,000	1,065,541
Jacobs Entertainment, Inc.,
Sec’d. Notes, 144A
7.875%	02/01/24(a)	1,050	1,023,861
Live Nation Entertainment, Inc.,
Gtd. Notes, 144A
4.750%	10/15/27	400	374,703
5.625%	03/15/26	268	258,648
Sr. Sec’d. Notes, 144A
6.500%	05/15/27	615	663,435
Merlin Entertainments Ltd. (United Kingdom),
Gtd. Notes, 144A
5.750%	06/15/26	200	190,494
Motion Bondco DAC (United Kingdom),
Gtd. Notes, 144A
6.625%	11/15/27	625	540,891
Penn National Gaming, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	01/15/27(a)	1,325	1,374,629
Scientific Games International, Inc.,
Gtd. Notes, 144A
8.250%	03/15/26(a)	1,875	1,959,273

A8

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Entertainment (cont’d.)
8.625%	07/01/25	800	$ 834,861
Six Flags Entertainment Corp.,
Gtd. Notes, 144A
4.875%	07/31/24(a)	790	743,039
5.500%	04/15/27(a)	739	701,107
Six Flags Theme Parks, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	07/01/25(a)	640	681,421
Stars Group Holdings BV/Stars Group US Co-Borrower LLC (Canada),
Gtd. Notes, 144A
7.000%	07/15/26	405	429,269
Twin River Worldwide Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	06/01/27	1,250	1,246,342
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
5.125%	10/01/29	288	279,180
Sr. Unsec’d. Notes, 144A
7.750%	04/15/25(a)	525	555,664
			23,717,310
Environmental Control — 0.0%
GFL Environmental, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.750%	08/01/25	240	241,287
Food Service — 0.1%
Aramark Services, Inc.,
Gtd. Notes, 144A
5.000%	04/01/25(a)	375	380,231
5.000%	02/01/28(a)	400	402,754
			782,985
Foods — 2.7%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
3.500%	03/15/29	625	606,327
4.625%	01/15/27	2,775	2,838,488
7.500%	03/15/26	262	288,303
B&G Foods, Inc.,
Gtd. Notes
5.250%	04/01/25(a)	325	333,573
5.250%	09/15/27(a)	375	390,234
Dole Food Co., Inc.,
Sr. Sec’d. Notes, 144A
7.250%	06/15/25(a)	385	384,291
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes, 144A
5.750%	06/15/25	1,773	1,828,623
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A
6.500%	04/15/29	400	444,116
Sr. Unsec’d. Notes, 144A
5.500%	01/15/30	1,950	2,125,433
Kraft Heinz Foods Co.,
Gtd. Notes
3.950%	07/15/25	1,220	1,324,742
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Foods (cont’d.)
4.625%	01/30/29		1,010	$ 1,123,733
5.000%	06/04/42		323	353,419
Gtd. Notes, 144A
4.625%	10/01/39		63	66,895
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.875%	11/01/26		359	374,442
New Albertsons LP,
Sr. Unsec’d. Notes
7.750%	06/15/26		65	72,150
8.000%	05/01/31		190	221,053
Picard Bondco SA (Luxembourg),
Gtd. Notes
5.500%	11/30/24	EUR	100	117,268
Picard Groupe SAS (France),
Sr. Sec’d. Notes, 3 Month EURIBOR + 3.000% (Cap N/A, Floor 3.000%)
3.000%(c)	11/30/23	EUR	600	683,616
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A
5.750%	03/15/25		565	576,477
5.875%	09/30/27(a)		400	415,641
Post Holdings, Inc.,
Gtd. Notes, 144A
4.625%	04/15/30		144	148,116
5.000%	08/15/26		991	1,016,109
5.500%	12/15/29(a)		495	531,183
5.625%	01/15/28		15	15,892
US Foods, Inc.,
Gtd. Notes, 144A
5.875%	06/15/24(a)		825	831,067
				17,111,191
Gas — 0.7%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.500%	05/20/25		2,013	2,160,769
5.625%	05/20/24		500	529,987
5.750%	05/20/27		123	135,964
5.875%	08/20/26		1,303	1,433,126
				4,259,846
Healthcare-Products — 0.2%
Avantor, Inc.,
Sr. Sec’d. Notes, 144A
6.000%	10/01/24(a)		675	705,595
Hologic, Inc.,
Gtd. Notes, 144A
4.375%	10/15/25		436	445,539
				1,151,134
Healthcare-Services — 4.9%
Acadia Healthcare Co., Inc.,
Gtd. Notes
5.625%	02/15/23(a)		325	327,056
6.500%	03/01/24		100	102,569

A9

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Catalent Pharma Solutions, Inc.,
Gtd. Notes, 144A
4.875%	01/15/26	274	$ 280,118
5.000%	07/15/27	41	42,863
Centene Corp.,
Sr. Unsec’d. Notes
3.375%	02/15/30	300	310,743
4.250%	12/15/27(a)	1,635	1,710,350
4.625%	12/15/29	727	783,581
Sr. Unsec’d. Notes, 144A
5.250%	04/01/25	270	280,663
CHS/Community Health Systems, Inc.,
Sr. Sec’d. Notes
6.250%	03/31/23(a)	703	686,771
DaVita, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31	785	756,247
4.625%	06/01/30	1,085	1,110,052
Encompass Health Corp.,
Gtd. Notes
4.500%	02/01/28	1,200	1,206,921
4.625%	04/01/31	125	125,000
Envision Healthcare Corp.,
Gtd. Notes, 144A
8.750%	10/15/26	205	98,260
Hadrian Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
8.500%	05/01/26	271	269,876
HCA, Inc.,
Gtd. Notes
3.500%	09/01/30	1,575	1,604,011
5.375%	02/01/25	2,255	2,468,725
5.625%	09/01/28(a)	1,296	1,483,378
5.875%	02/15/26	1,730	1,937,189
IQVIA, Inc.,
Gtd. Notes, 144A
5.000%	05/15/27	925	969,528
MEDNAX, Inc.,
Gtd. Notes, 144A
6.250%	01/15/27(a)	315	326,919
Polaris Intermediate Corp.,
Sr. Unsec’d. Notes, 144A, Cash coupon 8.500% or PIK 9.250%
8.500%	12/01/22	200	203,577
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.,
Gtd. Notes, 144A
9.750%	12/01/26(a)	2,400	2,556,943
Surgery Center Holdings, Inc.,
Gtd. Notes, 144A
6.750%	07/01/25	83	82,741
10.000%	04/15/27(a)	685	729,090
Tenet Healthcare Corp.,
Gtd. Notes, 144A
6.125%	10/01/28(a)	1,350	1,315,382
Sec’d. Notes
5.125%	05/01/25(a)	450	454,069
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Sec’d. Notes, 144A
6.250%	02/01/27(a)	1,304	$ 1,345,033
Sr. Sec’d. Notes
4.625%	07/15/24	1,586	1,591,348
Sr. Sec’d. Notes, 144A
4.625%	09/01/24	624	627,896
4.875%	01/01/26	1,265	1,281,091
5.125%	11/01/27	1,000	1,028,203
Sr. Unsec’d. Notes
6.875%	11/15/31	2,400	2,355,541
7.000%	08/01/25(a)	800	823,250
			31,274,984
Home Builders — 2.7%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
6.750%	08/01/25	1,200	1,227,851
9.875%	04/01/27	925	1,019,956
Beazer Homes USA, Inc.,
Gtd. Notes
5.875%	10/15/27	825	835,939
6.750%	03/15/25	1,400	1,444,931
7.250%	10/15/29	375	403,232
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada),
Gtd. Notes, 144A
4.875%	02/15/30	675	631,544
6.250%	09/15/27	1,100	1,110,183
6.375%	05/15/25	900	907,416
Century Communities, Inc.,
Gtd. Notes
6.750%	06/01/27	750	801,273
Forestar Group, Inc.,
Gtd. Notes, 144A
5.000%	03/01/28	425	428,309
8.000%	04/15/24	675	715,268
Lennar Corp.,
Gtd. Notes
5.000%	06/15/27	305	344,155
5.875%	11/15/24	400	446,323
M/I Homes, Inc.,
Gtd. Notes
5.625%	08/01/25	850	879,725
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30	800	808,464
New Home Co., Inc. (The),
Gtd. Notes
7.250%	04/01/22	375	371,650
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes, 144A
4.750%	02/15/28	450	448,860
STL Holding Co. LLC,
Sr. Unsec’d. Notes, 144A
7.500%	02/15/26	275	275,123

A10

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Home Builders (cont’d.)
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.750%	01/15/28	550	$ 601,156
6.625%	07/15/27	2,775	2,986,207
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30	235	251,418
TRI Pointe Group, Inc.,
Gtd. Notes
5.700%	06/15/28	170	185,716
			17,124,699
Home Furnishings — 0.2%
Tempur Sealy International, Inc.,
Gtd. Notes
5.500%	06/15/26	1,038	1,076,787
Household Products/Wares — 0.3%
ACCO Brands Corp.,
Gtd. Notes, 144A
5.250%	12/15/24(a)	418	428,249
Central Garden & Pet Co.,
Gtd. Notes
6.125%	11/15/23	200	203,933
Prestige Brands, Inc.,
Gtd. Notes, 144A
5.125%	01/15/28	320	331,190
Spectrum Brands, Inc.,
Gtd. Notes
5.750%	07/15/25	237	244,737
6.125%	12/15/24	443	455,550
Gtd. Notes, 144A
5.000%	10/01/29	565	587,243
			2,250,902
Housewares — 0.2%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
4.700%(cc)	04/01/26	915	974,299
5.875%(cc)	04/01/36	310	356,368
Scotts Miracle-Gro Co. (The),
Gtd. Notes
4.500%	10/15/29	76	80,486
			1,411,153
Internet — 0.6%
Cablevision Lightpath LLC,
Sr. Sec’d. Notes, 144A
3.875%	09/15/27	250	249,906
Sr. Unsec’d. Notes, 144A
5.625%	09/15/28	200	203,245
MYT Holding LLC,
Sr. Sec’d. Notes, 144A
7.500%	09/25/25	159	158,860
Netflix, Inc.,
Sr. Unsec’d. Notes
5.875%	11/15/28	528	629,977
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Internet (cont’d.)
Sr. Unsec’d. Notes, 144A
4.875%	06/15/30(a)	1,030	$ 1,173,912
5.375%	11/15/29(a)	540	635,825
Photo Holdings Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A
8.500%	10/01/26(a)	575	528,816
			3,580,541
Investment Companies — 0.1%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
4.750%	09/15/24	570	576,319
Iron/Steel — 0.3%
Allegheny Technologies, Inc.,
Sr. Unsec’d. Notes
5.875%	12/01/27(a)	155	148,967
Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	01/31/29	375	379,039
Cleveland-Cliffs, Inc.,
Sr. Sec’d. Notes, 144A
9.875%	10/17/25	440	490,980
Commercial Metals Co.,
Sr. Unsec’d. Notes
4.875%	05/15/23	67	69,933
5.375%	07/15/27	181	190,786
United States Steel Corp.,
Sr. Sec’d. Notes, 144A
12.000%	06/01/25	315	335,376
			1,615,081
Leisure Time — 0.4%
Constellation Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
8.500%	09/15/25(a)	363	302,436
NCL Corp. Ltd.,
Sr. Sec’d. Notes, 144A
10.250%	02/01/26	510	534,863
12.250%	05/15/24	200	224,244
Sr. Unsec’d. Notes, 144A
3.625%	12/15/24(a)	425	297,784
Royal Caribbean Cruises Ltd.,
Gtd. Notes, 144A
9.125%	06/15/23	95	100,644
Sr. Sec’d. Notes, 144A
10.875%	06/01/23(a)	785	875,461
Sr. Unsec’d. Notes
2.650%	11/28/20(a)	400	398,223
			2,733,655
Lodging — 2.3%
Boyd Gaming Corp.,
Gtd. Notes
6.000%	08/15/26	180	186,288
6.375%	04/01/26(a)	725	753,799

A11

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Lodging (cont’d.)
Gtd. Notes, 144A
8.625%	06/01/25	250	$ 274,020
Hilton Domestic Operating Co., Inc.,
Gtd. Notes
4.875%	01/15/30	189	194,788
5.125%	05/01/26	1,506	1,544,624
Gtd. Notes, 144A
5.375%	05/01/25	150	155,803
5.750%	05/01/28	175	184,409
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.,
Gtd. Notes
6.125%	12/01/24	219	226,768
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.,
Gtd. Notes
4.625%	04/01/25	123	124,126
4.875%	04/01/27(a)	555	570,785
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series EE
5.750%	05/01/25	590	657,075
Marriott Ownership Resorts, Inc.,
Gtd. Notes
4.750%	01/15/28	12	11,368
Marriott Ownership Resorts, Inc./ILG LLC,
Gtd. Notes
6.500%	09/15/26(a)	405	413,619
Gtd. Notes, 144A
6.500%	09/15/26	277	281,848
MGM Resorts International,
Gtd. Notes
4.625%	09/01/26	645	644,995
5.500%	04/15/27(a)	553	577,082
5.750%	06/15/25(a)	1,030	1,079,457
6.750%	05/01/25	1,675	1,756,111
7.750%	03/15/22	1,595	1,681,629
Station Casinos LLC,
Gtd. Notes, 144A
4.500%	02/15/28	1,225	1,133,071
Wyndham Destinations, Inc.,
Sr. Sec’d. Notes
5.750%(cc)	04/01/27	197	202,344
6.350%(cc)	10/01/25	164	172,323
Sr. Sec’d. Notes, 144A
4.625%	03/01/30(a)	350	333,878
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
Gtd. Notes, 144A
5.500%	03/01/25	685	657,202
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.125%	12/15/29(a)	600	575,848
5.500%	01/15/26	400	393,738
5.625%	08/26/28	200	194,225
			14,981,223
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Machinery-Construction & Mining — 0.1%
BWX Technologies, Inc.,
Gtd. Notes, 144A
5.375%	07/15/26	230	$ 239,116
Terex Corp.,
Gtd. Notes, 144A
5.625%	02/01/25	230	228,288
			467,404
Machinery-Diversified — 0.3%
ATS Automation Tooling Systems, Inc. (Canada),
Gtd. Notes, 144A
6.500%	06/15/23	205	207,170
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A
10.125%	08/01/24	1,825	1,847,211
			2,054,381
Media — 9.7%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
5.000%	01/15/28(a)	960	932,211
7.500%	05/15/26	1,180	1,248,725
AMC Networks, Inc.,
Gtd. Notes
4.750%	08/01/25(a)	700	723,791
5.000%	04/01/24(a)	335	342,476
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
4.250%	02/01/31	1,835	1,896,397
4.750%	03/01/30	2,006	2,123,653
5.000%	02/01/28	3,050	3,204,695
5.125%	05/01/27	2,470	2,598,679
5.375%	06/01/29	550	595,900
5.500%	05/01/26	2,802	2,918,548
5.750%	02/15/26(a)	3,216	3,343,376
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes
9.250%	02/15/24(a)	5,785	5,609,758
Sr. Sec’d. Notes, 144A
5.125%	08/15/27	1,627	1,560,222
CSC Holdings LLC,
Gtd. Notes, 144A
4.125%	12/01/30(a)	500	508,754
5.375%	02/01/28	455	482,318
5.500%	04/15/27	1,210	1,273,283
6.500%	02/01/29(a)	805	897,531
Sr. Unsec’d. Notes, 144A
3.375%	02/15/31	440	426,391
4.625%	12/01/30	1,825	1,831,719
5.750%	01/15/30	400	424,983
7.500%	04/01/28	425	468,976
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A
6.625%	08/15/27	4,150	2,158,051
Sr. Sec’d. Notes, 144A
5.375%	08/15/26	1,849	1,308,395

A12

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
DISH DBS Corp.,
Gtd. Notes
5.875%	11/15/24	2,714	$ 2,797,166
6.750%	06/01/21(a)	277	283,895
7.750%	07/01/26(a)	3,236	3,559,012
Entercom Media Corp.,
Gtd. Notes, 144A
7.250%	11/01/24(a)	355	303,390
Sec’d. Notes, 144A
6.500%	05/01/27(a)	730	638,646
GCI LLC,
Sr. Unsec’d. Notes
6.875%	04/15/25	160	165,678
Gray Television, Inc.,
Gtd. Notes, 144A
5.875%	07/15/26(a)	1,028	1,063,428
7.000%	05/15/27(a)	675	731,728
iHeartCommunications, Inc.,
Gtd. Notes
8.375%	05/01/27(a)	1,653	1,631,834
Sr. Sec’d. Notes, 144A
5.250%	08/15/27	173	169,208
Meredith Corp.,
Gtd. Notes
6.875%	02/01/26	170	141,731
Midcontinent Communications/Midcontinent Finance Corp.,
Gtd. Notes, 144A
5.375%	08/15/27(a)	350	361,897
Nexstar Broadcasting, Inc.,
Gtd. Notes, 144A
5.625%	07/15/27(a)	1,260	1,321,603
Sr. Unsec’d. Notes, 144A
4.750%	11/01/28	797	812,940
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A
4.500%	09/15/26	250	251,350
Sr. Unsec’d. Notes, 144A
6.500%	09/15/28	575	590,373
Scripps Escrow, Inc.,
Gtd. Notes, 144A
5.875%	07/15/27	385	373,463
Sinclair Television Group, Inc.,
Gtd. Notes, 144A
5.625%	08/01/24(a)	561	558,053
5.875%	03/15/26(a)	1,000	986,036
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
4.125%	07/01/30(a)	995	1,019,541
4.625%	07/15/24	226	233,904
5.000%	08/01/27	868	906,184
5.375%	07/15/26	161	167,714
5.500%	07/01/29	125	134,396
TEGNA, Inc.,
Gtd. Notes, 144A
4.750%	03/15/26	200	204,556
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	02/15/25(a)	1,370	$ 1,292,578
6.625%	06/01/27	1,330	1,304,668
UPC Holding BV (Netherlands),
Sr. Sec’d. Notes, 144A
5.500%	01/15/28	230	238,434
ViacomCBS, Inc.,
Jr. Sub. Notes
5.875%(ff)	02/28/57	186	188,429
6.250%(ff)	02/28/57	444	482,259
Videotron Ltd. (Canada),
Gtd. Notes, 144A
5.125%	04/15/27(a)	950	1,000,476
5.375%	06/15/24	55	59,917
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.500%	05/15/29(a)	955	1,024,749
			61,878,068
Metal Fabricate/Hardware — 0.0%
Advanced Drainage Systems, Inc.,
Gtd. Notes, 144A
5.000%	09/30/27	80	83,592
Mining — 2.6%
Alcoa Nederland Holding BV,
Gtd. Notes, 144A
5.500%	12/15/27(a)	325	338,352
6.750%	09/30/24	252	260,085
7.000%	09/30/26	400	414,284
Arconic Corp.,
Sec’d. Notes, 144A
6.125%	02/15/28(a)	625	642,567
Constellium SE,
Gtd. Notes, 144A
5.875%	02/15/26(a)	1,200	1,231,668
6.625%	03/01/25(a)	1,025	1,049,526
Eldorado Gold Corp. (Turkey),
Sec’d. Notes, 144A
9.500%	06/01/24	945	1,011,228
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A
6.500%	03/01/24	600	574,722
6.875%	03/01/26	400	385,697
7.250%	05/15/22(a)	700	701,004
7.500%	04/01/25(a)	1,125	1,113,250
FMG Resources August 2006 Pty Ltd. (Australia),
Gtd. Notes, 144A
4.500%	09/15/27(a)	330	352,157
Freeport-McMoRan, Inc.,
Gtd. Notes
4.125%	03/01/28	200	202,592
4.250%	03/01/30	695	713,055
4.375%	08/01/28(a)	550	568,994
4.625%	08/01/30(a)	525	552,013
5.450%	03/15/43	740	820,919

A13

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Mining (cont’d.)
Hecla Mining Co.,
Gtd. Notes
7.250%	02/15/28	240	$ 259,854
Hudbay Minerals, Inc. (Peru),
Gtd. Notes, 144A
6.125%	04/01/29	325	321,642
IAMGOLD Corp. (Burkina Faso),
Gtd. Notes, 144A
5.750%	10/15/28	425	410,656
7.000%	04/15/25	855	896,555
Kaiser Aluminum Corp.,
Gtd. Notes, 144A
4.625%	03/01/28	490	458,288
New Gold, Inc. (Canada),
Gtd. Notes, 144A
6.375%	05/15/25	885	913,514
Sr. Unsec’d. Notes, 144A
7.500%	07/15/27	470	500,586
Novelis Corp.,
Gtd. Notes, 144A
4.750%	01/30/30	775	756,899
5.875%	09/30/26	1,270	1,302,154
			16,752,261
Miscellaneous Manufacturing — 1.2%
Amsted Industries, Inc.,
Gtd. Notes, 144A
5.625%	07/01/27	375	398,360
Sr. Unsec’d. Notes, 144A
4.625%	05/15/30(a)	545	563,017
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.450%	05/01/34	75	55,333
7.500%	12/01/24	2,175	1,670,312
7.500%	03/15/25(a)	1,875	1,405,812
7.875%	04/15/27(a)	3,950	2,974,858
8.750%	12/01/21	700	709,322
			7,777,014
Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
3.250%	02/15/29	220	219,647
4.250%	04/01/28(a)	690	714,572
			934,219
Oil & Gas — 6.2%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.,
Gtd. Notes
7.875%	12/15/24(d)	5,175	3,415
Antero Resources Corp.,
Gtd. Notes
5.000%	03/01/25	1,475	920,064
5.125%	12/01/22	640	529,434
5.375%	11/01/21	883	848,973
5.625%	06/01/23	2,023	1,486,788
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Apache Corp.,
Sr. Unsec’d. Notes
4.625%	11/15/25(a)	830	$ 791,018
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.000%	11/01/26	1,925	1,474,937
10.000%	04/01/22	1,311	1,302,772
Callon Petroleum Co.,
Gtd. Notes
6.125%	10/01/24	17	4,892
6.250%	04/15/23	240	77,776
6.375%	07/01/26	78	19,057
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.375%	07/15/25(a)	645	622,759
Chesapeake Energy Corp.,
Sec’d. Notes, 144A
11.500%	01/01/25(d)	111	15,617
Citgo Holding, Inc.,
Sr. Sec’d. Notes, 144A
9.250%	08/01/24(a)	1,900	1,809,722
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
7.000%	06/15/25	600	585,732
CNX Resources Corp.,
Gtd. Notes, 144A
7.250%	03/14/27	1,500	1,530,000
Comstock Resources, Inc.,
Gtd. Notes
9.750%	08/15/26	610	625,912
Gtd. Notes, 144A
7.500%	05/15/25	314	298,251
Continental Resources, Inc.,
Gtd. Notes
5.000%	09/15/22(a)	635	630,137
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	10/15/25	306	288,800
Diamond Offshore Drilling, Inc.,
Sr. Unsec’d. Notes
7.875%	08/15/25(d)	850	70,624
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	01/30/28(a)	830	835,874
6.625%	07/15/25	160	164,340
EP Energy LLC/Everest Acquisition Finance, Inc.,
Sec’d. Notes, 144A
9.375%	05/01/24(d)	674	8,654
Sr. Sec’d. Notes, 144A
7.750%	05/15/26(d)	856	187,250
8.000%	11/29/24(d)	248	201
EQT Corp.,
Sr. Unsec’d. Notes
3.900%	10/01/27(a)	800	729,326
7.875%(cc)	02/01/25(a)	845	936,571
8.750%(cc)	02/01/30	100	118,102

A14

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Extraction Oil & Gas, Inc.,
Gtd. Notes, 144A (original cost $2,046,563; purchased 01/18/18 - 02/25/19)(f)
5.625%	02/01/26(d)	2,075	$ 529,482
Gtd. Notes, 144A (original cost $821,225; purchased 07/18/17 - 10/27/17)(f)
7.375%	05/15/24(d)	800	204,525
Gulfport Energy Corp.,
Gtd. Notes
6.000%	10/15/24	155	96,037
6.375%	05/15/25	59	35,992
6.375%	01/15/26	542	330,645
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.000%	12/01/24	218	197,296
5.750%	10/01/25	876	797,543
6.250%	11/01/28(a)	475	435,044
Matador Resources Co.,
Gtd. Notes
5.875%	09/15/26	117	97,911
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
7.000%	03/31/24	200	187,530
7.125%	02/01/27	1,461	1,311,321
Sec’d. Notes, 144A
6.500%	01/15/25	427	418,023
Nabors Industries Ltd.,
Gtd. Notes, 144A
7.250%	01/15/26	470	234,728
7.500%	01/15/28	725	350,664
Nabors Industries, Inc.,
Gtd. Notes
5.750%	02/01/25	2,325	784,327
Oasis Petroleum, Inc.,
Gtd. Notes
6.875%	03/15/22(d)	54	12,724
6.875%	01/15/23(d)	8	1,878
Gtd. Notes, 144A
6.250%	05/01/26(d)	740	174,787
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
2.700%	08/15/22(a)	1,230	1,148,383
2.700%	02/15/23	700	640,819
2.900%	08/15/24(a)	900	763,781
6.625%	09/01/30(a)	945	871,181
6.950%	07/01/24	250	242,429
8.000%	07/15/25(a)	555	557,929
8.500%	07/15/27(a)	545	549,236
Parsley Energy LLC/Parsley Finance Corp.,
Gtd. Notes, 144A
5.250%	08/15/25	180	178,053
5.375%	01/15/25	255	254,511
5.625%	10/15/27	312	310,534
PBF Holding Co. LLC/PBF Finance Corp.,
Gtd. Notes, 144A
6.000%	02/15/28	190	126,098
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Sr. Sec’d. Notes, 144A
9.250%	05/15/25	885	$ 911,520
Precision Drilling Corp. (Canada),
Gtd. Notes
5.250%	11/15/24	39	26,209
Gtd. Notes, 144A
7.125%	01/15/26	1,936	1,252,534
QEP Resources, Inc.,
Sr. Unsec’d. Notes
5.250%	05/01/23	97	70,457
5.625%	03/01/26	192	108,941
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25	375	338,211
5.000%	03/15/23	344	326,843
Gtd. Notes, 144A
9.250%	02/01/26(a)	1,295	1,330,196
Shelf Drilling Holdings Ltd. (United Arab Emirates),
Gtd. Notes, 144A
8.250%	02/15/25	406	160,851
SM Energy Co.,
Sr. Unsec’d. Notes
6.625%	01/15/27	137	61,127
6.750%	09/15/26	65	29,870
Southwestern Energy Co.,
Gtd. Notes
6.450%(cc)	01/23/25	785	760,951
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes
4.875%	01/15/23	50	50,376
5.500%	02/15/26	675	676,013
5.875%	03/15/28	25	25,683
Transocean Pontus Ltd.,
Sr. Sec’d. Notes, 144A
6.125%	08/01/25	339	302,051
Transocean Poseidon Ltd.,
Sr. Sec’d. Notes, 144A
6.875%	02/01/27	154	123,298
Transocean, Inc.,
Gtd. Notes, 144A
7.250%	11/01/25	1,750	488,929
7.500%	01/15/26	800	175,782
8.000%	02/01/27	750	209,928
11.500%	01/30/27	138	55,228
W&T Offshore, Inc.,
Sec’d. Notes, 144A
9.750%	11/01/23	501	339,378
Whiting Petroleum Corp., Escrow Shares,
Sr. Unsec’d. Notes
1.250%	12/31/22^(d)	161	—
WPX Energy, Inc.,
Sr. Unsec’d. Notes
4.500%	01/15/30(a)	395	389,039
5.250%	09/15/24	690	721,562
5.250%	10/15/27(a)	875	889,156
5.750%	06/01/26	300	310,035

A15

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
5.875%	06/15/28	500	$ 522,263
			39,416,840
Oil & Gas Services — 0.0%
Archrock Partners LP/Archrock Partners Finance Corp.,
Gtd. Notes, 144A
6.875%	04/01/27	53	50,861
Oceaneering International, Inc.,
Sr. Unsec’d. Notes
6.000%	02/01/28	190	120,264
Telford Offshore Ltd. (United Arab Emirates),
Sec’d. Notes, Cash coupon 12.000% or PIK N/A
12.000%	–(rr)	549	26,097
			197,222
Packaging & Containers — 1.4%
ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%
6.500%	06/30/27	925	919,343
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Gtd. Notes, 144A
6.000%	02/15/25	221	229,453
Sr. Sec’d. Notes, 144A
4.125%	08/15/26	250	252,947
Sr. Unsec’d. Notes, 144A
5.250%	08/15/27(a)	1,325	1,349,016
Berry Global, Inc.,
Sr. Sec’d. Notes, 144A
4.875%	07/15/26(a)	515	542,318
Graham Packaging Co., Inc.,
Gtd. Notes, 144A
7.125%	08/15/28	155	161,297
Greif, Inc.,
Gtd. Notes, 144A
6.500%	03/01/27	259	269,033
LABL Escrow Issuer LLC,
Sr. Sec’d. Notes, 144A
6.750%	07/15/26	680	716,978
Sr. Unsec’d. Notes, 144A
10.500%	07/15/27	240	255,390
Mauser Packaging Solutions Holding Co.,
Sr. Sec’d. Notes, 144A
5.500%	04/15/24	810	812,205
Sr. Unsec’d. Notes, 144A
7.250%	04/15/25(a)	735	691,776
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A
6.625%	05/13/27(a)	875	947,965
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu,
Sr. Sec’d. Notes, 144A
5.125%	07/15/23(a)	850	860,642
TriMas Corp.,
Gtd. Notes, 144A
4.875%	10/15/25	250	253,569
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Packaging & Containers (cont’d.)
Trivium Packaging Finance BV (Netherlands),
Sr. Sec’d. Notes, 144A
5.500%	08/15/26	650	$ 672,926
			8,934,858
Pharmaceuticals — 2.3%
AdaptHealth LLC,
Gtd. Notes, 144A
6.125%	08/01/28	215	222,639
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27	1,705	1,873,131
9.250%	04/01/26	2,178	2,395,233
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28(a)	1,371	1,332,376
5.250%	01/30/30	1,276	1,254,323
5.500%	03/01/23	391	390,270
5.875%	05/15/23	30	29,905
6.125%	04/15/25(a)	425	434,998
6.250%	02/15/29	2,425	2,496,152
7.000%	01/15/28	1,172	1,242,842
7.250%	05/30/29	161	173,582
9.000%	12/15/25	908	989,551
Sr. Sec’d. Notes, 144A
5.500%	11/01/25(a)	540	553,881
Elanco Animal Health, Inc.,
Sr. Unsec’d. Notes
5.900%(cc)	08/28/28	300	346,528
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A
6.000%	06/30/28	91	67,235
Sec’d. Notes, 144A
9.500%	07/31/27	72	75,247
Mallinckrodt International Finance SA/Mallinckrodt CB LLC,
Gtd. Notes, 144A
5.500%	04/15/25	245	52,126
Par Pharmaceutical, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	04/01/27(a)	1,042	1,090,617
			15,020,636
Pipelines — 4.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes
5.375%	09/15/24	1,155	987,312
Gtd. Notes, 144A
5.750%	01/15/28	1,736	1,428,746
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Gtd. Notes, 144A
6.125%	11/15/22	750	736,346
Buckeye Partners LP,
Sr. Unsec’d. Notes
4.125%	12/01/27	615	582,971
Sr. Unsec’d. Notes, 144A
4.125%	03/01/25	215	205,301

A16

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
4.500%	03/01/28	215	$ 207,703
Cheniere Energy Partners LP,
Gtd. Notes
5.625%	10/01/26	660	686,500
Sr. Sec’d. Notes
5.250%	10/01/25	465	475,512
Cheniere Energy, Inc.,
Sr. Sec’d. Notes, 144A
4.625%	10/15/28(a)	1,925	1,977,570
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
Gtd. Notes
5.750%	04/01/25(a)	561	511,637
Gtd. Notes, 144A
5.625%	05/01/27	85	75,896
DCP Midstream Operating LP,
Gtd. Notes
5.375%	07/15/25	350	361,325
5.625%	07/15/27(a)	985	1,004,604
Gtd. Notes, 144A
6.450%	11/03/36	175	166,607
6.750%	09/15/37	210	203,171
Delek Logistics Partners LP/Delek Logistics Finance Corp.,
Gtd. Notes
6.750%	05/15/25	447	407,574
Energy Transfer Operating LP,
Jr. Sub. Notes, Series G
7.125%(ff)	–(rr)	650	512,857
EnLink Midstream Partners LP,
Jr. Sub. Notes, Series C
6.000%(ff)	–(rr)	505	200,542
Sr. Unsec’d. Notes
4.150%	06/01/25	201	172,917
4.400%	04/01/24	149	134,105
EQM Midstream Partners LP,
Sr. Unsec’d. Notes
4.125%	12/01/26	340	322,787
5.500%	07/15/28	50	50,317
Sr. Unsec’d. Notes, 144A
6.000%	07/01/25	675	696,134
6.500%	07/01/27	330	349,549
Genesis Energy LP/Genesis Energy Finance Corp.,
Gtd. Notes
6.250%	05/15/26(a)	664	553,385
Global Partners LP/GLP Finance Corp.,
Gtd. Notes
7.000%	06/15/23	385	392,522
7.000%	08/01/27	324	331,439
Gtd. Notes, 144A
6.875%	01/15/29	225	227,280
Hess Midstream Operations LP,
Gtd. Notes, 144A
5.625%	02/15/26	175	178,010
Martin Midstream Partners LP/Martin Midstream Finance Corp.,
Sr. Sec’d. Notes, 144A
10.000%	02/29/24	77	79,555
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
NGPL PipeCo LLC,
Sr. Unsec’d. Notes, 144A
7.768%	12/15/37(a)	543	$ 690,883
NuStar Logistics LP,
Gtd. Notes
5.625%	04/28/27	260	257,047
6.000%	06/01/26	141	141,537
Rattler Midstream LP,
Gtd. Notes, 144A
5.625%	07/15/25	170	171,341
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
6.875%	04/15/40	2,000	2,079,770
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.,
Gtd. Notes
5.500%	08/15/22	103	75,309
5.750%	04/15/25	266	152,295
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
5.500%	01/15/28(a)	2,325	2,103,660
7.500%	10/01/25	75	75,683
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
4.250%	11/15/23	180	178,550
5.000%	01/15/28	325	317,057
5.250%	05/01/23	214	213,480
5.375%	02/01/27	125	125,266
5.875%	04/15/26(a)	1,740	1,785,618
6.500%	07/15/27	740	773,804
Gtd. Notes, 144A
4.875%	02/01/31	200	193,900
5.500%	03/01/30	805	800,548
Western Midstream Operating LP,
Sr. Unsec’d. Notes
3.950%	06/01/25	400	377,169
4.000%	07/01/22	410	412,529
4.100%(cc)	02/01/25	350	333,085
5.050%(cc)	02/01/30(a)	725	706,550
			26,185,255
Real Estate — 0.7%
Five Point Operating Co. LP/Five Point Capital Corp.,
Gtd. Notes, 144A
7.875%	11/15/25(a)	1,175	1,173,057
Greystar Real Estate Partners LLC,
Sr. Sec’d. Notes, 144A
5.750%	12/01/25	1,600	1,615,688
Howard Hughes Corp. (The),
Gtd. Notes, 144A
5.375%	08/01/28	230	229,195
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A
6.250%	02/15/26	1,550	1,493,533
			4,511,473

A17

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) — 1.9%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL,
Sr. Sec’d. Notes, 144A
5.750%	05/15/26(a)	466	$ 369,894
Diversified Healthcare Trust,
Gtd. Notes
9.750%	06/15/25	775	861,678
Sr. Unsec’d. Notes
6.750%	12/15/21	275	280,185
ESH Hospitality, Inc.,
Gtd. Notes, 144A
4.625%	10/01/27	444	435,237
5.250%	05/01/25	1,063	1,072,839
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
4.000%	01/15/30	350	362,711
Iron Mountain, Inc.,
Gtd. Notes, 144A
4.875%	09/15/27	353	360,265
4.875%	09/15/29(a)	450	457,482
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
Gtd. Notes, 144A
5.250%	03/15/22	229	224,562
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.,
Gtd. Notes
4.500%	09/01/26	55	55,864
4.500%	01/15/28	970	988,794
5.625%	05/01/24	465	493,244
5.750%	02/01/27	499	537,163
Gtd. Notes, 144A
4.625%	06/15/25	135	137,728
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
5.000%	10/15/27	300	313,259
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Sr. Sec’d. Notes, 144A
5.875%	10/01/28	350	351,114
7.500%	06/01/25(a)	1,310	1,396,451
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes
4.750%	10/15/27	417	384,434
5.000%	04/15/23(a)	345	337,797
SBA Communications Corp.,
Sr. Unsec’d. Notes, 144A
3.875%	02/15/27(a)	635	645,221
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
3.750%	02/15/27	555	545,926
4.125%	08/15/30	515	506,916
4.250%	12/01/26	250	251,257
4.625%	12/01/29	590	602,890
			11,972,911
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail — 3.9%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A
4.000%	10/15/30	575	$ 579,353
5.000%	10/15/25	650	666,480
Brinker International, Inc.,
Gtd. Notes, 144A
5.000%	10/01/24	650	661,591
Sr. Unsec’d. Notes
3.875%	05/15/23	750	732,319
Caleres, Inc.,
Gtd. Notes
6.250%	08/15/23	75	68,805
CEC Entertainment, Inc.,
Gtd. Notes
8.000%	02/15/22(d)	1,450	132,927
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
8.500%	10/30/25	850	895,052
Ferrellgas LP/Ferrellgas Finance Corp.,
Gtd. Notes (original cost $507,500; purchased 06/02/15 - 01/28/19)(f)
6.750%(cc)	06/15/23	575	518,451
Sr. Unsec’d. Notes (original cost $778,125; purchased 2/11/2014)(f)
6.500%	05/01/21	750	684,152
Sr. Unsec’d. Notes (original cost $975,000; purchased 1/6/2015)(f)
6.750%	01/15/22	1,000	871,923
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.,
Sr. Unsec’d. Notes (original cost $1,626,718; purchased 02/06/15 - 04/02/19)(f)
8.625%	10/31/20	1,925	405,802
Sr. Unsec’d. Notes (original cost $1,246,219; purchased 01/24/17 - 09/26/19)(f)
8.625%	10/31/20	1,450	290,000
Gap, Inc. (The),
Sr. Sec’d. Notes, 144A
8.375%	05/15/23	290	320,368
8.875%	05/15/27	210	238,579
Golden Nugget, Inc.,
Gtd. Notes, 144A
8.750%	10/01/25(a)	400	315,412
Sr. Unsec’d. Notes, 144A
6.750%	10/15/24	1,050	875,758
IRB Holding Corp.,
Gtd. Notes, 144A
6.750%	02/15/26(a)	328	328,272
L Brands, Inc.,
Gtd. Notes
5.625%	02/15/22	765	800,766
6.750%	07/01/36	85	83,420
6.875%	11/01/35	181	178,471
Macy’s, Inc.,
Sr. Sec’d. Notes, 144A
8.375%	06/15/25	765	790,761
Neiman Marcus Group Ltd. LLC/Neiman Marcus Group LLC/Mariposa Borrower/NMG,
Sec’d. Notes, 144A
12.227%	09/24/25^(d)	126	126,358

A18

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail (cont’d.)
Penske Automotive Group, Inc.,
Gtd. Notes
5.500%	05/15/26(a)	435	$ 448,523
PetSmart, Inc.,
Gtd. Notes, 144A
7.125%	03/15/23	2,205	2,225,292
Sr. Sec’d. Notes, 144A
5.875%	06/01/25(a)	3,173	3,249,878
Rite Aid Corp.,
Sr. Sec’d. Notes, 144A
7.500%	07/01/25	598	589,247
8.000%	11/15/26(a)	1,410	1,408,099
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25(a)	2,050	2,075,706
Staples, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	04/15/26(a)	1,581	1,457,737
Sr. Unsec’d. Notes, 144A
10.750%	04/15/27(a)	391	312,270
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes
5.500%	06/01/24	800	808,325
5.750%	03/01/25	250	254,429
5.875%	03/01/27	175	179,877
Superior Plus LP/Superior General Partner, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.000%	07/15/26(a)	450	484,317
Yum! Brands, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	01/15/30	710	765,777
7.750%	04/01/25	175	193,352
			25,017,849
Semiconductors — 0.3%
Microchip Technology, Inc.,
Gtd. Notes, 144A
4.250%	09/01/25(a)	720	746,739
Qorvo, Inc.,
Gtd. Notes
5.500%	07/15/26(a)	350	372,348
Sensata Technologies UK Financing Co. PLC,
Gtd. Notes, 144A
6.250%	02/15/26	605	629,671
			1,748,758
Software — 0.6%
ACI Worldwide, Inc.,
Gtd. Notes, 144A
5.750%	08/15/26	80	84,255
Black Knight InfoServ LLC,
Gtd. Notes, 144A
3.625%	09/01/28(a)	500	505,643
Boxer Parent Co., Inc.,
Sr. Sec’d. Notes, 144A
7.125%	10/02/25	225	240,302
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Software (cont’d.)
CDK Global, Inc.,
Sr. Unsec’d. Notes, 144A
5.250%	05/15/29	454	$ 487,210
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.,
Gtd. Notes, 144A
5.750%	03/01/25(a)	450	456,214
Dun & Bradstreet Corp. (The),
Sr. Sec’d. Notes, 144A
6.875%	08/15/26	300	322,400
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Holdings LLC,
Gtd. Notes, 144A
10.000%	11/30/24	64	67,684
MSCI, Inc.,
Gtd. Notes, 144A
4.000%	11/15/29	435	456,744
Nuance Communications, Inc.,
Gtd. Notes
5.625%	12/15/26(a)	340	359,127
SS&C Technologies, Inc.,
Gtd. Notes, 144A
5.500%	09/30/27(a)	525	557,056
			3,536,635
Telecommunications — 8.6%
Altice France Holding SA (Luxembourg),
Gtd. Notes, 144A
6.000%	02/15/28	210	200,045
Sr. Sec’d. Notes, 144A
10.500%	05/15/27	307	341,211
Altice France SA (France),
Sr. Sec’d. Notes, 144A
7.375%	05/01/26(a)	740	776,105
8.125%	02/01/27(a)	352	383,470
C&W Senior Financing DAC (Ireland),
Sr. Unsec’d. Notes, 144A
6.875%	09/15/27(a)	425	440,061
CenturyLink, Inc.,
Sr. Sec’d. Notes, 144A
4.000%	02/15/27	155	157,321
Sr. Unsec’d. Notes
5.625%	04/01/25	455	486,731
Sr. Unsec’d. Notes, 144A
5.125%	12/15/26	1,295	1,326,205
Sr. Unsec’d. Notes, Series P
7.600%	09/15/39	510	576,616
Sr. Unsec’d. Notes, Series T
5.800%	03/15/22	245	254,017
Sr. Unsec’d. Notes, Series U
7.650%	03/15/42	500	561,732
Sr. Unsec’d. Notes, Series Y
7.500%	04/01/24	94	105,194
Cincinnati Bell, Inc.,
Gtd. Notes, 144A
7.000%	07/15/24	442	455,905
8.000%	10/15/25	87	91,916

A19

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
CommScope Technologies LLC,
Gtd. Notes, 144A
5.000%	03/15/27(a)	337	$ 323,620
6.000%	06/15/25(a)	1,543	1,563,554
CommScope, Inc.,
Gtd. Notes, 144A
7.125%	07/01/28(a)	385	395,587
8.250%	03/01/27(a)	932	968,993
Sr. Sec’d. Notes, 144A
6.000%	03/01/26	1,426	1,486,402
Consolidated Communications, Inc.,
Sr. Sec’d. Notes, 144A
6.500%	10/01/28	300	306,306
Digicel Group 0.5 Ltd. (Jamaica),
Sr. Sec’d. Notes, Cash coupon 8.000% and PIK 2.000% or PIK 10.000%
10.000%	04/01/24	1,291	988,751
Sr. Unsec’d. Notes, 144A, Cash coupon 5.000% and PIK 3.000% or PIK 8.000%
8.000%	04/01/25	268	93,993
Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd. (Jamaica),
Gtd. Notes, 144A
8.000%	12/31/26	219	168,374
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000%
13.000%	12/31/25	767	700,618
Sr. Sec’d. Notes, 144A
8.750%	05/25/24(a)	900	904,083
8.750%	05/25/24	747	751,563
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A
6.750%	03/01/23	3,620	2,284,973
Embarq Corp.,
Sr. Unsec’d. Notes
7.995%	06/01/36	4,055	4,798,054
Frontier Communications Corp.,
Sec’d. Notes, 144A
8.500%	04/01/26(d)	398	401,159
Sr. Sec’d. Notes, 144A
8.000%	04/01/27(d)	650	650,002
Sr. Unsec’d. Notes
6.875%	01/15/25(d)	278	106,098
7.625%	04/15/24(d)	122	48,512
11.000%	09/15/25(d)	269	113,285
Hughes Satellite Systems Corp.,
Sr. Sec’d. Notes
5.250%	08/01/26(a)	500	531,408
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes
5.500%	08/01/23(d)	2,085	1,307,277
Gtd. Notes, 144A
8.500%	10/15/24(d)	813	524,278
9.750%	07/15/25(d)	3,551	2,320,975
Sr. Sec’d. Notes, 144A
8.000%	02/15/24(d)	335	340,269
Intelsat Luxembourg SA (Luxembourg),
Gtd. Notes
8.125%	06/01/23(d)	1,150	48,646
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Intrado Corp.,
Gtd. Notes, 144A
8.500%	10/15/25(a)	2,475	$ 2,153,372
Level 3 Financing, Inc.,
Gtd. Notes
5.250%	03/15/26	1,158	1,198,722
5.375%	01/15/24	104	104,955
5.375%	05/01/25	500	515,737
Gtd. Notes, 144A
3.625%	01/15/29	500	494,017
4.625%	09/15/27(a)	455	467,320
ORBCOMM, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	04/01/24	650	632,935
Plantronics, Inc.,
Gtd. Notes, 144A
5.500%	05/31/23(a)	380	341,370
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28	15	18,682
8.750%	03/15/32	2,119	3,102,394
Sprint Corp.,
Gtd. Notes
7.125%	06/15/24(a)	1,075	1,236,457
7.625%	02/15/25	4,940	5,803,630
7.875%	09/15/23	2,539	2,911,874
Telecom Italia Capital SA (Italy),
Gtd. Notes
6.000%	09/30/34	400	464,293
6.375%	11/15/33	577	688,995
Telecom Italia SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.303%	05/30/24	255	276,896
T-Mobile USA, Inc.,
Gtd. Notes
4.750%	02/01/28(a)	1,710	1,829,572
5.375%	04/15/27	207	221,332
6.500%	01/15/26	1,153	1,203,976
Sr. Sec’d. Notes, 144A
3.500%	04/15/25	180	197,474
3.750%	04/15/27	180	201,481
3.875%	04/15/30	180	205,388
Windstream Escrow LLC/Windstream Escrow Finance Corp.,
Sr. Sec’d. Notes, 144A
7.750%	08/15/28(a)	575	565,070
Windstream Services LLC/Windstream Finance Corp.,
Sr. Sec’d. Notes, 144A
8.625%	10/31/25(d)	333	199,808
Zayo Group Holdings, Inc.,
Sr. Sec’d. Notes, 144A
4.000%	03/01/27	615	605,486
Sr. Unsec’d. Notes, 144A
6.125%	03/01/28(a)	825	851,152
			54,775,697

A20

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Toys/Games/Hobbies — 0.3%
Mattel, Inc.,
Gtd. Notes, 144A
5.875%	12/15/27(a)	745	$ 802,015
6.750%	12/31/25	1,250	1,318,403
			2,120,418
Transportation — 0.5%
XPO Logistics, Inc.,
Gtd. Notes, 144A
6.250%	05/01/25	110	117,602
6.750%	08/15/24	2,923	3,093,967
			3,211,569
Trucking & Leasing — 0.1%
DAE Funding LLC (United Arab Emirates),
Gtd. Notes, 144A
5.000%	08/01/24	335	336,621

Total Corporate Bonds (cost $593,570,567)			564,757,396

	Shares
Common Stocks — 1.0%
Aerospace & Defense — 0.0%
Remington Outdoor Co., Inc.*^	2,148	—
Banks — 0.0%
Concordia Private Placement*	45,609	229,641
Chemicals — 0.1%
Hexion Holdings Corp. (Class B Stock)*	28,136	288,394
Diversified Consumer Services — 0.0%
SAL TopCo LLC*^	21,315	2
Electric Utilities — 0.5%
GenOn Energy Holdings, Inc. (Class A Stock)*^	14,898	2,756,130
Keycon Power Holdings LLC*^	2,665	474,370
		3,230,500
Entertainment — 0.0%
AMC Entertainment Holdings, Inc. (Class A Stock)	13,550	63,821
Independent Power & Renewable Electricity Producers — 0.3%
Vistra Corp.	87,819	1,656,266
Interactive Media & Services — 0.0%
MYT Holding LLC (Class B Stock)*^	63,360	58,608
Media — 0.0%
Clear Channel Outdoor Holdings, Inc.*	63,738	63,738
iHeartMedia, Inc. (Class A Stock)*	3,184	25,854
		89,592
Multiline Retail — 0.1%
Claire’s Private Placement*^	795	437,250
	Shares	Value
Common Stocks (continued)
Multiline Retail (cont’d.)
Neiman Marcus Group Ltd. LLC/Neiman Marcus Group LLC/Mariposa Borrower/NMG*^	264	$ 21,772
Neiman Marcus Group Ltd. LLC/Neiman Marcus Group LLC/Mariposa Borrower/NMG*^	141	11,633
Neiman Marcus Group Ltd. LLC/Neiman Marcus Group LLC/Mariposa Borrower/NMG*^	693	57,173
		527,828
Oil, Gas & Consumable Fuels — 0.0%
Denbury, Inc.*	3,403	59,893
Penn Virginia Corp.*	1,552	15,287
Penn Virginia Corp., NPV*	1,873	18,449
Telford Offshore Holdings Ltd.*^	25,654	9,620
Whiting Petroleum Corp.*	8,027	138,787
		242,036
Pharmaceuticals — 0.0%
Advanz Pharma Corp. Ltd. (Canada)*	3,579	18,020
Software — 0.0%
Avaya Holdings Corp.*(a)	7,589	115,353
Wireless Telecommunication Services — 0.0%
Goodman Networks, Inc.*^	27,103	—

Total Common Stocks (cost $6,736,479)		6,520,061
Exchange-Traded Fund — 2.3%
iShares iBoxx High Yield Corporate Bond ETF	170,000	14,263,000
(cost $14,381,949)
Preferred Stocks — 0.3%
Capital Markets — 0.1%
Goldman Sachs Group, Inc. (The) Series K, 6.375%(a)	26,000	732,160
Interactive Media & Services — 0.0%
MYT Holding LLC, Series A, 10.000%*^	343,655	329,909
Multiline Retail — 0.2%
Claire’s Stores, Inc., CVT*^	576	1,008,000
Wireless Telecommunication Services — 0.0%
Goodman Networks, Inc.*^	32,246	322

Total Preferred Stocks (cost $1,354,264)		2,070,391

Units
Rights* — 0.0%
Independent Power & Renewable Electricity Producers
Vistra Energy Corp., expiring 01/23/27^	179,373	188,342
(cost $0)

A21

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Units	Value
Warrants* — 0.0%
Media — 0.0%
iHeartMedia, Inc., expiring 05/01/39	23,922	$ 194,223
Mood Media Corp., expiring 07/31/25^	102,523	11
Mood Media Corp., expiring 07/31/25^	102,523	10
Mood Media Corp., expiring 07/31/25^	102,523	10
		194,254
Multiline Retail — 0.0%
Neiman Marcus Group Ltd. LLC/Neiman Marcus Group LLC/Mariposa Borrower/NMG, expiring 09/24/27^	2,515	—

Total Warrants (cost $428,894)		194,254

Total Long-Term Investments (cost $652,268,273)		622,057,575

	Shares
Short-Term Investments — 22.3%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	5,247,674	5,247,674
PGIM Institutional Money Market Fund (cost $137,372,747; includes $137,343,828 of cash collateral for securities on loan)(b)(w)	137,391,317	137,363,838

Total Short-Term Investments (cost $142,620,421)		142,611,512

TOTAL INVESTMENTS—119.7% (cost $794,888,694)		764,669,087

Liabilities in excess of other assets(z) — (19.7)%		(126,023,458)

Net Assets — 100.0%		$ 638,645,629

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
EUR	Euro
USD	US Dollar

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
CDX	Credit Derivative Index
CVT	Convertible Security
DIP	Debtor-In-Possession
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
GMTN	Global Medium Term Note
iBoxx	Bond Market Indices
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
PIK	Payment-in-Kind
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $6,821,467 and 1.1% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $134,917,497; cash collateral of $137,343,828 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2020.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $8,001,350. The aggregate value of $3,504,335 is 0.5% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(p)	Interest rate not available as of September 30, 2020.
(rr)	Perpetual security with no stated maturity date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Unfunded loan commitment outstanding at September 30, 2020:
Borrower	Principal Amount (000)	Current Value	Unrealized Appreciation	Unrealized Depreciation
Intelsat Jackson Holdings SA, SuperPriority Secured DIP Term Loan, 3 Month LIBOR + 5.500%, 6.500%, Maturity Date 7/14/2021 (cost $247,389)	249	$252,429	$5,040	$—
A22

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Futures contracts outstanding at September 30, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
65	2 Year U.S. Treasury Notes	Dec. 2020	$14,362,461	$ 6,443
77	5 Year U.S. Treasury Notes	Dec. 2020	9,704,406	9,116
44	10 Year U.S. Treasury Notes	Dec. 2020	6,139,375	3,374
27	20 Year U.S. Treasury Bonds	Dec. 2020	4,759,594	(24,553)
				(5,620)
Short Positions:
26	10 Year Euro-Bund	Dec. 2020	5,320,015	(52,898)
4	30 Year U.S. Ultra Treasury Bonds	Dec. 2020	887,250	7,041
				(45,857)
				$(51,477)
Forward foreign currency exchange contracts outstanding at September 30, 2020:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 10/02/20	Citibank, N.A.	EUR	575	$669,113	$674,187	$5,074	$—

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 10/02/20	Citibank, N.A.	EUR	575	$ 679,290	$ 674,187	$ 5,103	$ —
Expiring 11/03/20	Citibank, N.A.	EUR	575	669,557	674,632	—	(5,075)
				$1,348,847	$1,348,819	5,103	(5,075)
						$10,177	$(5,075)
Credit default swap agreements outstanding at September 30, 2020:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at September 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.HY.35.V1	12/20/25	5.000%(Q)	29,080	$(1,198,921)	$(1,257,907)	$(58,986)
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the
A23

AST HIGH YIELD PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A24